Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	TOMI ENVIRONMENTAL SOLUTIONS, INC.
Entity Central Index Key	0000314227
Document Type	DEF 14A
Amendment Flag	false